Stockholders' equity - Treasury shares (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Stockholders' equity
Assignment and transfer of shares	$ 7	$ 14
Treasury shares
Stockholders' equity
Number of treasury shares re-issued as compensation	890,482	1,628,485
Assignment and transfer of shares	$ 7	$ 14